3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (m) Leases (Policies)	12 Months Ended
Jan. 31, 2021
Policies
(m) Leases

(m)Leases

The Company adopted IFRS 16 on February 1, 2019.  IFRS 16 introduced a single on-balance sheet accounting model for lessees which replaced IAS 17.  Leasing activity for the Company typically involves the lease of office space.  The Company previously classified leases as either operating or finance leases.  The Company elected not to apply the requirements to short-term leases, as permitted in the Recognition exemptions.

For the fiscal year ended January 31, 2021, the Company held a twelve month rental lease for the office premises space.  The payments made under the rental contract total $87,928 (2020 - $78,558) for the fiscal year.  This amount shows on the Statement of Comprehensive Loss as Office Rent.

Another 12 month rental agreement for the office space has been signed for the fiscal year ending January 31, 2022.  The payments for the rental amount to a total of $90,930 for the fiscal year.  This amount will show on the Statement of Comprehensive Loss as Office Rent.